Intangible and tangible assets - Facilities and equipment under finance leases (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible assets
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	$ 1,059	$ 244	$ 243
Tangible assets | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	1,642	714	696
Tangible assets | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(583)	(470)	(453)
Machinery, plant and equipment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	672	35	42
Machinery, plant and equipment | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	1,140	426	426
Machinery, plant and equipment | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(468)	(391)	(384)
Buildings
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	67	71	57
Buildings | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	124	109	95
Buildings | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	(57)	(38)	(38)
Other
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	320	138	144
Other | Gross value/Cost
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	378	179	175
Other | Depreciation, amortization and impairment
Facilities and equipment under finance leases
Property, plant and equipment under finance leases	$ (58)	$ (41)	$ (31)